Derivative Instruments - Summary of Interest Rate Swap Positions (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 6M
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 200,000,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (2,662,000)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 100,000,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (7,876,000)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	1 year 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%